Related Party Transactions - Additional Informations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Fair value loss on promissory notes issued	$ 51,950
Tencent Group of Companies [Member]
Related Party Transaction [Line Items]
Fair value loss on promissory notes issued	$ 8,449